Document and Entity Information	Oct. 29, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2020
Entity Registrant Name	STRONGBRIDGE BIOPHARMA plc
Entity Incorporation, State or Country Code	L2
Entity File Number	001-37569
Entity Tax Identification Number	98-1275166
Entity Address, Address Line One	900 Northbrook Drive
Entity Address, Adress Line Two	Suite 200
Entity Address, City or Town	Trevose
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19053
City Area Code	610
Local Phone Number	254-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, par value $0.01 per share
Trading Symbol	SBBP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001634432
Amendment Flag	false